Derivative Financial Instruments and Hedging Activities (Consolidated Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Dec. 29, 2013	Dec. 28, 2014
Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Derivative, unwound notional amount		$ 873		$ 2,500	$ 4,600
Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Derivative, unwound notional amount		160		9,000	7,900
Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Derivative, unwound notional amount		316		8,300	9,900
Predecessor [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Cost of products sold	(730)	(7,333)	(7,513)
Interest income/(expense)	(35)	(284)	(293)
Net income/(loss)	(192)	1,027	941
Predecessor [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	(4)
Total gains/(losses) recognized in statement of operations	(3)
Net gains/(losses) recognized in other comprehensive loss (effective portion)	3
Predecessor [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Total gains/(losses) recognized in statement of operations	(6)
Net gains/(losses) recognized in other comprehensive loss (effective portion)	0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Total gains/(losses) recognized in statement of operations	(10)
Net gains/(losses) recognized in other comprehensive loss (effective portion)	(4)
Predecessor [Member] | Other Expense [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	(4)
Predecessor [Member] | Other Expense [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net		70
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Interest Income [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Interest Income [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Predecessor [Member] | Interest Income [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0
Successor [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Cost of products sold				(4,588)	(7,291)
Interest income/(expense)				(409)	(686)
Net income/(loss)				(72)	672
Successor [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		(8)	(2)	(31)	151
Total gains/(losses) recognized in statement of operations		12	19	(27)	156
Net gains/(losses) recognized in other comprehensive loss (effective portion)		48	46	30	21
Successor [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		(1)	0	118	0
Total gains/(losses) recognized in statement of operations		(4)	(19)	118	0
Net gains/(losses) recognized in other comprehensive loss (effective portion)		0	(2)	147	(289)
Successor [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	0
Total gains/(losses) recognized in statement of operations		(5)	3	0	0
Net gains/(losses) recognized in other comprehensive loss (effective portion)		(77)	6	(191)	545
Successor [Member] | Other Expense [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		(8)	(2)	(31)	76
Successor [Member] | Other Expense [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	0
Successor [Member] | Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	0
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	75
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	118	0
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	0
Successor [Member] | Interest Income [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	0
Successor [Member] | Interest Income [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		(1)	0	0	0
Successor [Member] | Interest Income [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0	0	0	0
Cash Flow Hedging [Member] | Predecessor [Member] | Foreign Exchange Contract [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	1
Cost of products sold	2
Selling, general and administrative expenses	0
Other income/(expense), net	(2)
Interest income/(expense)	0
Net income/(loss)	1
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	3
Cash Flow Hedging [Member] | Predecessor [Member] | Interest Rate Contract [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	0
Cost of products sold	0
Selling, general and administrative expenses	0
Other income/(expense), net	0
Interest income/(expense)	0
Net income/(loss)	0
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	0
Cash Flow Hedging [Member] | Predecessor [Member] | Cross Currency Interest Rate Contract [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	0
Cost of products sold	0
Selling, general and administrative expenses	0
Other income/(expense), net	(10)
Interest income/(expense)	0
Net income/(loss)	(10)
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	(4)
Cash Flow Hedging [Member] | Successor [Member] | Foreign Exchange Contract [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		11	8	(1)	(1)
Cost of products sold		(5)	(20)	3	5
Selling, general and administrative expenses		0	0	0	0
Other income/(expense), net		14	33	2	1
Interest income/(expense)		0	0	0	0
Net income/(loss)		20	21	4	5
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		48	46	30	21
Cash Flow Hedging [Member] | Successor [Member] | Interest Rate Contract [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		0	0	0	0
Cost of products sold		0	0	0	0
Selling, general and administrative expenses		0	0	0	0
Other income/(expense), net		0	0	0	0
Interest income/(expense)		0	0	0	0
Net income/(loss)		0	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		0	(2)	147	(289)
Cash Flow Hedging [Member] | Successor [Member] | Cross Currency Interest Rate Contract [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		0	0	0	0
Cost of products sold		0	0	0	0
Selling, general and administrative expenses		0	0	0	0
Other income/(expense), net		(70)	9	0	0
Interest income/(expense)		(5)	(6)	0	0
Net income/(loss)		(75)	3	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		(77)	6	0	0
Net Investment Hedging [Member] | Predecessor [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	0
Net Investment Hedging [Member] | Predecessor [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	0
Net Investment Hedging [Member] | Predecessor [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	0
Net Investment Hedging [Member] | Successor [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		0	0	0	0
Net Investment Hedging [Member] | Successor [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		0	0	0	0
Net Investment Hedging [Member] | Successor [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		0	0	(191)	545
Fair Value Hedging [Member] | Predecessor [Member] | Other Expense [Member] | Foreign Exchange Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net	0
Fair Value Hedging [Member] | Predecessor [Member] | Other Expense [Member] | Interest Rate Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net	(6)
Fair Value Hedging [Member] | Predecessor [Member] | Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net	0
Fair Value Hedging [Member] | Successor [Member] | Other Expense [Member] | Foreign Exchange Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net		0	0	0	0
Fair Value Hedging [Member] | Successor [Member] | Other Expense [Member] | Interest Rate Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net		(3)	(19)	0	0
Fair Value Hedging [Member] | Successor [Member] | Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Fair value hedges:
Gains/(losses) recognized in other expense, net		70	0	0	0
Term B-2 Loan [Member] | Cash Flow Hedging [Member] | Successor [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Derivative, unwound notional amount					990
Net gains/(losses) recognized in other comprehensive loss (effective portion)					$ 10 [1]

[1]	During the fourth quarter of 2014, Heinz unwound interest rate swaps associated with the Term B-2 Loans with a notional amount of $990 million. Upon termination, the deferred losses recorded in other comprehensive income related to these swaps was $10 million, which will be amortized to interest expense over the term of the associated debt.